Stock-Based Incentive Plans - Summary of Nonvested Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Nonvested Options Outstanding, Beginning Balance	584,741	790,528	977,950
Number of Shares, Granted	96,110	232,647	242,500
Number of Shares, Vested	(280,790)	(341,317)	(366,827)
Number of Shares, Forfeited	(153,790)	(97,117)	(63,095)
Number of Shares, Nonvested Options Outstanding, Ending Balance	246,271	584,741	790,528
Weighted Average Grant Date Fair Value, Nonvested Options Outstanding, Beginning Balance	$ 4.83	$ 5.90	$ 6.38
Weighted Average Grant Date Fair Value, Granted	$ 4.28	$ 2.92	$ 3.59
Weighted Average Grant Date Fair Value, vested	$ 6.26	$ 6.30	$ 6.29
Weighted Average Grant Date Fair Value, Forfeited	$ 3.48	$ 3.79	$ 4.84
Weighted Average Grant Date Fair Value, Nonvested Options Outstanding, Ending Balance	$ 3.55	$ 4.83	$ 5.90